Offerings - Offering: 1	Aug. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Notes Due 2035
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,915,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,536.99
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-289677), which was filed on August 18, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.